Summary of Significant Accounting Policies - Schedule of Estimate Useful Life of Assets (Details)	6 Months Ended	12 Months Ended
	Jun. 30, 2019	Dec. 31, 2018
Leasehold Improvements [Member]
Property plant and equipment useful life, description	Shorter of the lease term or estimated useful life	Shorter of the lease term or estimated useful life
Furniture and Education Equipment [Member]
Property plant and equipment useful life	5 years	5 years
Computer Equipment and Software [Member]
Property plant and equipment useful life	5 years	5 years